S-K 1604, De-SPAC Transaction	Sep. 03, 2025
De-SPAC Transactions, Dilution [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The board of directors of HCM II Acquisition Corp., a Cayman Islands exempted company (“HCM II”), has unanimously approved and determined to be in the best interests of HCM II and its shareholders (“you”) to enter into the business combination among HCM II, HCM II Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of HCM II (“Merger Sub”), and Terrestrial Energy Inc., a Delaware corporation (referred to herein prior to the Business Combination (as defined below) as “Terrestrial Energy”, and, subsequent to the Business Combination, as “Terrestrial Energy Opco”), pursuant to which, (1) at the closing of the transactions contemplated by the Business Combination Agreement (as defined below) (the “Closing”) and following the Domestication (as defined below), Merger Sub will merge with and into Terrestrial Energy (the “Merger”), with Terrestrial Energy surviving as a wholly-owned subsidiary of HCM II, pursuant to the terms and subject to the conditions set forth in the Business Combination Agreement, dated as of March 26, 2025 (the “Signing Date”), by and among HCM II, Merger Sub and Terrestrial Energy, attached to this proxy statement/prospectus as Annex A (as it may be amended, modified, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), resulting in a combined company whereby HCM II will become the sole stockholder of Terrestrial Energy Opco, and substantially all of the assets and the business of the combined company will be held and operated by Terrestrial Energy Opco and its subsidiaries, as more fully described elsewhere in this proxy statement/prospectus; (2) HCM II will domesticate (the “Domestication”) as a Delaware corporation (following the Domestication, “New Terrestrial Energy”) in accordance with the Delaware General Corporation Law (“DGCL”), the Companies Act (as revised) of the Cayman Islands (the “Companies Act”) and the amended and restated memorandum and articles of association of HCM II (as may be amended from time to time, the “Cayman Constitutional Documents”), and (3) the other transactions contemplated by the Business Combination Agreement and documents related thereto will be consummated (such transactions, together with the Merger and the Domestication, the “Business Combination”). In connection with the Business Combination, New Terrestrial Energy will be renamed “Terrestrial Energy Inc.”

De-SPAC, Board Determination, Prospectus Summary [Text Block]	The PIPE Investors are permitted, under the PIPE Subscription Agreements, to satisfy their commitments thereunder if they hold shares of New Terrestrial Common Shares that qualify as Non-Redeemed Shares (as defined herein), subject to certain conditions and restrictions set forth in the PIPE Subscription Agreements.
De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC, Material Terms, Prospectus Summary [Text Block]	From time-to-time following execution of the Business Combination Agreement and prior to the Closing, HCM II may enter into additional PIPE subscription agreements on forms mutually acceptable to HCM II and Terrestrial Energy.Subject to and in accordance with the terms and conditions of the Business Combination Agreement, the Domestication and Merger
De-SPAC, Background, Prospectus Summary [Text Block]

(h)    each Terrestrial Common Share and Terrestrial Series A Preferred Share that, immediately prior to the Effective Time, is owned by HCM II or Merger Sub (or any other subsidiary of HCM II), or held by Terrestrial Energy (in treasury or otherwise), if any (each, an “Excluded Share”), will be automatically cancelled and retired without any conversion thereof and will cease to exist, and no consideration will be delivered in exchange therefore;

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]

Prior to the Closing, Terrestrial Energy and its subsidiaries will take, or cause to be taken, such actions as Terrestrial Energy and its subsidiaries determine (in their sole discretion) to be necessary or advisable to provide the holders of Exchangeable Shares with the ability to continue to hold, following the Closing, Exchangeable Shares (the “ExchangeCo Recapitalization”), with such Exchangeable Shares to be exchangeable for New Terrestrial Common Shares following the Closing in accordance with the terms and conditions of such Exchangeable Shares following the ExchangeCo Recapitalization, including by causing Terrestrial Energy Canada (Exchange) Inc. (“ExchangeCo”) to call a special meeting of its shareholders to vote on a proposal to effectuate the ExchangeCo Recapitalization.

The HCM II Units, HCM II Class A Ordinary Shares and HCM II Warrants are currently listed on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “HONDU”, “HOND” and “HONDW”, respectively. Pursuant to the terms of the Business Combination Agreement, as a closing condition (subject to certain exceptions), the New Terrestrial Common Shares issued in connection with the Business Combination is to be approved for listing on Nasdaq, but there can be no assurance that such listing condition will be met. If such listing condition is not met, the Business Combination will not be consummated unless the listing condition is waived by the parties to the Business Combination Agreement. Following the Closing, the New Terrestrial Common Shares and New Terrestrial Warrants are intended to be listed, subject to Nasdaq approval, under the proposed symbols “IMSR” and “IMSRW”, respectively. It is important for you to know that, at the time of our extraordinary general meeting, we may not have received from Nasdaq either confirmation of the listing of the New Terrestrial Common Shares and New Terrestrial Warrants or that approval will be obtained prior to the consummation of the Business Combination, and it is possible that the listing condition to the consummation of the Business Combination may be waived by the parties to the Business Combination Agreement. As a result, you may be asked to vote to approve the Business Combination and the other proposals included in this proxy statement/prospectus without such confirmation, and, further, it is possible that such confirmation may never be received and the Business Combination could still be consummated if such condition is waived or is subject to an exception and therefore the New Terrestrial Energy securities would not be listed on any nationally recognized securities exchange.

De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

In connection with HCM II’s IPO (as defined in the accompanying proxy statement/prospectus), HCM Investor Holdings II, LLC, (the “Sponsor”), and HCM II’s directors and executive officers entered into letter agreements, pursuant to which they agreed to vote their HCM II Ordinary Shares in favor of the Business Combination Proposal (as defined herein). Further, concurrently with the execution of the Business Combination Agreement, the Sponsor entered into the Sponsor Support Agreement with HCM II and Terrestrial Energy, dated as of March 26, 2025

(the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to vote its shares in favor of all proposals being presented at the extraordinary general meeting. As of the Record Date (as defined in the accompanying proxy statement/prospectus), the Sponsor owned approximately 20% of the total outstanding HCM II Ordinary Shares.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Set forth below is a summary of the amount of compensation and securities received or to be received by the Sponsor, its affiliates and HCM II’s directors, officers and their affiliates in connection with the Business Combination and related transactions.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	5,675,000 shares of New Terrestrial Common Shares upon conversion of 5,675,000 HCM II Class A Ordinary Shares.	$24,700
	4,275,000 New Terrestrial Warrants upon the conversion of 4,275,000 Private Placement Warrants. $15,000 per month for office space, utilities and secretarial and administrative support services which may be due from Terrestrial Energy as a reimbursable expense and up to $2,500,000 in a Convertible Promissory Note which may be converted into 1,500,000 Private Placement Warrants. As of the date of this proxy statement/prospectus, an aggregate of approximately $[•] is owed to the Sponsor in exchange for such office space, utilities and secretarial and administrative support services.	$4,275,000
Shawn Matthews	2,950,000, or approximately 51.3%, of the Founder Shares held by the Sponsor. 775,000, or approximately 18.1%, of the Private Placement Warrants held by the Sponsor.

Mr. Matthews paid an aggregate of $800,000 for his economic interests in Founder Shares and Private Placement Warrants to be converted in connection with the Business Combination into 5,675,000 shares of New Terrestrial Common Shares and 4,275,000 New Terrestrial Warrants assuming an Exchange Ratio of 45.85 and no redemptions.

An amount of New Terrestrial Common Shares equal to $4,000,000, plus any accrued and unpaid interest on his Terrestrial Convertible Notes, divided by seventy-five percent (75%) of the Redemption Price (such amount of shares of New Terrestrial Common Shares will increase prior to Closing due to additional payment-in-kind interest accrued on the Terrestrial Convertible Notes).

Mr. Matthews paid an aggregate of $4,000,000 for his economic interests in Terrestrial Convertible Notes to be converted into 535,601 shares of New Terrestrial Common Shares assuming a Redemption Price of $10.44 in connection with the Business Combination and the Terrestrial Warrants will be exercisable into approximately 1,834,000 shares of New Terrestrial Common Shares assuming an Exchange Ratio of 45.85 and no redemptions following the Business Combination.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

Approximately 1,834,000 New Terrestrial Common Shares that will become issuable assuming an Exchange Ratio of 45.85 and no redemptions upon the exercise of the warrants to be issued in connection with the conversion of 40,000 Terrestrial Warrants.

Offered a directorship in New Terrestrial Energy following the Closing.

All members of the New Terrestrial Board and all executive officers of New Terrestrial Energy will be eligible for awards under the New Equity Incentive Plan and, thus, have a personal interest in the approval of the New Equity Incentive Plan. Nevertheless, the HCM II Board believes that it is important to provide incentives and rewards for superior performance and the retention of executive officers and experienced directors, among others, by adopting the New Equity Incentive Plan.

Each of Messrs. Andrew Brenner, Michael Connor, and Jacob Loveless	25,000 shares of New Terrestrial Common Shares upon conversion of 25,000 HCM II Class A Ordinary Shares, with respect to each such HCM II independent director.	$100 with respect to each HCM II independent director.
Officers and Directors

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

Services in connection with identifying, investigating and completing an initial business combination.